UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 166.1%
Long-Term Municipal Bonds - 165.7%
California - 149.0%
Assn Bay Area Govt CA Non-Prof
(Bijou Woods Apts)
Series 01A
5.30%, 12/01/31	$2,735	$2,739,048
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	1,850	1,833,683
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	755	666,220
Bellflower CA Redev Agy MFHR
(Bellflower Terrace Apts)
Series 02A
5.50%, 6/01/35 (a)	3,000	3,062,190
California Dept Wtr Res Pwr
Series 02A
5.375%, 5/01/22 (Prerefunded/ETM)	4,000	4,455,040
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	1,465	1,595,400
California Ed Fac Auth
Series 02
5.375%, 11/01/32 (Prerefunded/ETM)	1,835	1,988,149
California Ed Fac Auth
(California Lutheran Univ)
Series 04C
5.00%, 10/01/24	1,250	1,191,187
California Ed Fac Auth
(Univ of The Pacific)
5.00%, 11/01/21	260	265,707
California GO
5.25%, 4/01/30	175	170,110
5.25%, 4/01/30 (Prerefunded/ETM)	8,825	9,712,795
5.30%, 4/01/29 (Prerefunded/ETM)	1,000	1,165,470
NPFGC Series 01BZ
5.375%, 12/01/24	4,000	3,921,640
Series 03
5.25%, 2/01/24	1,500	1,518,105
California Hlth Fac Fin Auth
(Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,770	2,748,062
California Hlth Fac Fin Auth
(Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/22	3,295	3,364,393
California Hlth Fac Fin Auth
(Sutter Health)
Series 00A
6.25%, 8/15/35	5,000	5,077,400

California Infra & Eco Dev Bk
(YMCA of Metro Los Angeles)
AMBAC Series 01
5.25%, 2/01/32	6,295	5,895,016
California Pub Wks Brd
(CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,500	3,048,920
California Statewide CDA
(Bentley School)
6.75%, 7/01/32	2,415	2,158,213
California Statewide CDA
(Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	4,008,720
Coast CA CCD GO
FSA Series 06B
5.00%, 8/01/23 - 8/01/24 (b)	6,000	6,397,638
Cucamonga CA SD COP
Series 02
5.125%, 6/01/23	820	762,985
Fontana CA CFD #22
(Fontana CA CFD #22 Sierra Hl So)
Series 04
5.85%, 9/01/25	2,000	1,896,200
Fontana CA Pub Fin Auth
(North Fontana CA Redev Area)
AMBAC Series 03A
5.50%, 9/01/32	4,800	4,579,152
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	2,200	2,049,828
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	1,000	1,134,580
Grossmont-Cuyamaca CCD GO
ASSURED GTY
5.00%, 8/01/22 - 8/01/23 (b)	6,000	6,401,007
Huntington Pk CA Pub Fin Auth
(Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,070,640
LA Quinta CA Fin Auth
(LA Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	3,000	3,047,370
Loma Linda CA Hosp
(Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	500	461,380
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	4,200	4,364,934
Los Angeles CA Cmnty Redev Agy
(Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,000	972,770
Los Angeles CA Cmnty Redev Agy
(Los Angeles CA CRA Grand Ctrl)
AMBAC Series 02
5.375%, 12/01/26	6,635	6,635,199

Los Angeles CA Dept Arpts
(Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	1,700	1,736,193
Los Angeles CA Dept W&P Pwr
NPFGC-RE Series 01A
5.125%, 7/01/41	10,000	10,004,200
Los Angeles CA Harbor Dept
5.00%, 8/01/26	5,550	5,836,935
Los Angeles CA USD GO
NPFGC Series 02E
5.125%, 1/01/27 (Prerefunded/ETM)	10,000	11,056,100
Murrieta Vly CA USD CFD #99-1
Series 02
6.375%, 9/01/32 (Prerefunded/ETM)	915	1,028,698
Napa CA Hsg Auth
(Vintage at Napa Apts)
Series 01A
5.20%, 6/15/34	4,500	4,530,690
Palo Alto CA Univ Ave AD
Series 02A
5.875%, 9/02/30	8,020	7,386,901
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	1,640	1,685,674
Port of Oakland CA
NPFGC-RE
5.375%, 11/01/27	4,445	4,255,954
5.375%, 11/01/27 (Prerefunded/ETM)	555	613,392
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	455	475,220
Riverside Cnty CA PFA
(Riverside Cnty CA Tax Alloc)
XLCA Series 04
5.00%, 10/01/23 - 10/01/24	2,860	2,646,094
Salinas Vly CA Solid Wst
AMBAC Series 02
5.25%, 8/01/31	3,930	3,228,534
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23 - 7/01/24	2,000	2,128,760
San Francisco CA Arpt
(San Francisco CA Intl Airport)
NPFGC Series 02-28A
5.125%, 5/01/32	2,500	2,178,325
NPFGC-RE Series 03
5.125%, 5/01/19	1,000	1,032,310
San Francisco CA Lease
(San Francisco Lease San Bruno)
AMBAC Series 00
5.25%, 10/01/33	5,000	4,986,200
San Joaquin Hls Trnsp Corr CA
(San Joaquin Hills Toll Road CA)
NPFGC Series 97
5.25%, 1/15/30	5,000	4,103,700

Temecula CA Redev Agy
NPFGC Series 02
5.25%, 8/01/36	6,270	5,522,302
Torrance CA COP
(Torrance CA COP Pub Impt)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,358,970
AMBAC Series 05B
5.00%, 6/01/24	665	689,545

		177,843,848

Colorado - 0.2%
Murphy Creek Met Dist Co.
Series 06
6.00%, 12/01/26	500	285,265

Nevada - 1.8%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/18	2,130	2,147,296

Ohio - 0.4%
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	446,105

Puerto Rico - 14.3%
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Prerefunded/ETM)	6,000	6,710,520
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	518,560
Series 04A
5.25%, 7/01/19	900	914,103
Series 06A
5.25%, 7/01/22	500	500,515
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	522,035
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Prerefunded/ETM)	6,450	7,128,669
Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
Series N
5.50%, 7/01/22	700	707,168

		17,001,570

Total Long-Term Municipal Bonds (cost $197,470,176)		197,724,084

Short-Term Municipal Notes - 0.4%
California - 0.4%
California Ed Fac Auth
(Chapman Univ)
0.18%, 10/01/36 (c)	200	200,000

California Statewide CDA
(John Muir Health)
Series 2008C
0.18%, 8/15/27 (c)	300	300,000

Total Short-Term Municipal Notes (cost $500,000)		500,000

Total Investments - 166.1% (cost $197,970,176) (d)		198,224,084
Other assets less liabilities - (5.3)%		(6,298,901)
Preferred Stock at redemption value - (60.8)%		(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (e)		$119,375,183

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$13,500	12/15/11	1.828%	SIFMA	*	$(277,729)
JP Morgan Chase	13,500	9/18/10	2.080%	SIFMA	*	(170,997)
JP Morgan Chase	13,500	11/20/10	1.855%	SIFMA	*	(194,377)
Merrill Lynch	2,300	10/21/16	SIFMA *	4.128%		244,662
Merrill Lynch	3,000	8/09/26	4.063%	SIFMA	*	(286,836)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
(a)	Variable rate coupon, rate shown as of January 31, 2010.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,351,600 and gross unrealized depreciation of investments was $(6,097,692), resulting in net unrealized appreciation of $253,908.
(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2010, the Portfolio held 99.4% of net assets in insured bonds (of this amount 16.5% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds). 26.9% and 31.1% of the Portfolio’s insured bonds were insured by NPFGC and AMBAC, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ASSURED GTY	-	Assured Guaranty Ltd.
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Alliance California Municipal Income Fund

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$197,724,084	$—	$197,724,084
Short-Term Municipal Notes	—	500,000	—	500,000

Total Investments in Securities	—	198,224,084	—	198,224,084

Other Financial Instruments*:
Assets	—	244,662	—	244,662
Liabilities	—	(929,939)	—	(929,939)

Total	$—	$197,538,807	$—	$197,538,807

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010